COVER	Aug. 26, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 26, 2020
Entity Registrant Name	PDL BioPharma, Inc.
Entity File Number	000-19756
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	94-3023969
Entity Address, Address Line One	932 Southwood Boulevard
Entity Address, City or Town	Incline Village,
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89451
City Area Code	775
Local Phone Number	832-8500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	PDLI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000882104
Current Fiscal Year End Date	--12-31